Label	Element	Value
Retail Marketing [Member]
Excise Taxes Collected	us-gaap_ExciseTaxesCollected	$ 573
Excise Taxes Collected	us-gaap_ExciseTaxesCollected	2,220
Excise Taxes Collected	us-gaap_ExciseTaxesCollected	$ 2,460
Other Postretirement Benefit Plan [Member]
Large Cap US Equitiies	ete_LargeCapUsEquitiies	41.00%
Large Cap US Equitiies	ete_LargeCapUsEquitiies	53.00%
Fixed Income Securities	ete_FixedIncomeSecurities	48.00%
Fixed Income Securities	ete_FixedIncomeSecurities	41.00%
Cash Fund Investments	ete_CashFundInvestments	6.00%
Cash Fund Investments	ete_CashFundInvestments	6.00%
Other Investments - Plan Asset Allocation	ete_OtherInvestmentsPlanAssetAllocation	5.00%
Pension Plan [Member]
Large Cap US Equitiies	ete_LargeCapUsEquitiies	41.00%
Large Cap US Equitiies	ete_LargeCapUsEquitiies	100.00%
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	us-gaap_DefinedBenefitPlanExpectedFutureBenefitPaymentsNextTwelveMonths	$ 129
Fixed Income Securities	ete_FixedIncomeSecurities	45.00%
Other Investments - Plan Asset Allocation	ete_OtherInvestmentsPlanAssetAllocation	14.00%
Pension Plan [Member] | Funded Plans [Member]
Defined Benefit Plan, Plan Amendments	us-gaap_DefinedBenefitPlanPlanAmendments	$ 0
Defined Benefit Plan, Plan Amendments	us-gaap_DefinedBenefitPlanPlanAmendments	0
Defined Benefit Plan, Interest Cost	us-gaap_DefinedBenefitPlanInterestCost	33
Defined Benefit Plan, Interest Cost	us-gaap_DefinedBenefitPlanInterestCost	28
Change in Benefit Obligations, Dispositions	ete_ChangeinBenefitObligationsDispositions	(253)
Change in Benefit Obligations, Dispositions	ete_ChangeinBenefitObligationsDispositions	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	us-gaap_PensionAndOtherPostretirementDefinedBenefitPlansLiabilitiesNoncurrent	32
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	us-gaap_PensionAndOtherPostretirementDefinedBenefitPlansLiabilitiesNoncurrent	120
Change in Plan Assets, Dispositions	ete_ChangeinPlanAssetsDispositions	(155)
Change in Plan Assets, Dispositions	ete_ChangeinPlanAssetsDispositions	0
Defined Benefit Plan, Fair Value of Plan Assets	us-gaap_DefinedBenefitPlanFairValueOfPlanAssets	906
Defined Benefit Plan, Fair Value of Plan Assets	us-gaap_DefinedBenefitPlanFairValueOfPlanAssets	600
Defined Benefit Plan, Fair Value of Plan Assets	us-gaap_DefinedBenefitPlanFairValueOfPlanAssets	598
Defined Benefit Plan, Service Cost	us-gaap_DefinedBenefitPlanServiceCost	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossPensionAndOtherPostretirementBenefitPlansAdjustmentNetOfTax	(86)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossPensionAndOtherPostretirementBenefitPlansAdjustmentNetOfTax	18
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	us-gaap_DefinedBenefitPlanAmountsRecognizedInOtherComprehensiveIncomeLossNetGainLossBeforeTax	86
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	us-gaap_DefinedBenefitPlanAmountsRecognizedInOtherComprehensiveIncomeLossNetGainLossBeforeTax	(18)
Defined Benefit Plan, Contributions by Employer	us-gaap_DefinedBenefitPlanContributionsByEmployer	0
Defined Benefit Plan, Contributions by Employer	us-gaap_DefinedBenefitPlanContributionsByEmployer	0
Defined Benefit Plan, Actual Return on Plan Assets	us-gaap_DefinedBenefitPlanActualReturnOnPlanAssets	43
Defined Benefit Plan, Actual Return on Plan Assets	us-gaap_DefinedBenefitPlanActualReturnOnPlanAssets	70
Defined Benefit Plan, Amounts Recognized in Balance Sheet	us-gaap_DefinedBenefitPlanAmountsRecognizedInBalanceSheet	(32)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	us-gaap_DefinedBenefitPlanAmountsRecognizedInBalanceSheet	(120)
Defined Benefit Plan, Benefits Paid	us-gaap_DefinedBenefitPlanBenefitsPaid	99
Defined Benefit Plan, Benefits Paid	us-gaap_DefinedBenefitPlanBenefitsPaid	45
Defined Benefit Plan, Funded Status of Plan	us-gaap_DefinedBenefitPlanFundedStatusOfPlan	(32)
Defined Benefit Plan, Funded Status of Plan	us-gaap_DefinedBenefitPlanFundedStatusOfPlan	(120)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	us-gaap_DefinedBenefitPlanAssetsForPlanBenefitsNoncurrent	0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	us-gaap_DefinedBenefitPlanAssetsForPlanBenefitsNoncurrent	0
Defined Benefit Plan, Actuarial Gain (Loss)	us-gaap_DefinedBenefitPlanActuarialGainLoss	(74)
Defined Benefit Plan, Actuarial Gain (Loss)	us-gaap_DefinedBenefitPlanActuarialGainLoss	130
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	us-gaap_DefinedBenefitPlanRecognizedNetGainLossDueToSettlements1	(95)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	us-gaap_DefinedBenefitPlanRecognizedNetGainLossDueToSettlements1	(27)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	us-gaap_OtherComprehensiveIncomeDefinedBenefitPlanNetPriorServiceCostCreditArisingDuringPeriodBeforeTax	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	us-gaap_OtherComprehensiveIncomeDefinedBenefitPlanNetPriorServiceCostCreditArisingDuringPeriodBeforeTax	0
Defined Benefit Plan, Benefit Obligation	us-gaap_DefinedBenefitPlanBenefitObligation	1,117
Defined Benefit Plan, Benefit Obligation	us-gaap_DefinedBenefitPlanBenefitObligation	632
Defined Benefit Plan, Benefit Obligation	us-gaap_DefinedBenefitPlanBenefitObligation	718
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	us-gaap_PensionAndOtherPostretirementDefinedBenefitPlansCurrentLiabilities	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	us-gaap_PensionAndOtherPostretirementDefinedBenefitPlansCurrentLiabilities	0
Pension Plan [Member] | Unfunded Plans [Member]
Defined Benefit Plan, Plan Amendments	us-gaap_DefinedBenefitPlanPlanAmendments	0
Defined Benefit Plan, Plan Amendments	us-gaap_DefinedBenefitPlanPlanAmendments	0
Defined Benefit Plan, Interest Cost	us-gaap_DefinedBenefitPlanInterestCost	2
Defined Benefit Plan, Interest Cost	us-gaap_DefinedBenefitPlanInterestCost	3
Change in Benefit Obligations, Dispositions	ete_ChangeinBenefitObligationsDispositions	0
Change in Benefit Obligations, Dispositions	ete_ChangeinBenefitObligationsDispositions	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	us-gaap_PensionAndOtherPostretirementDefinedBenefitPlansLiabilitiesNoncurrent	52
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	us-gaap_PensionAndOtherPostretirementDefinedBenefitPlansLiabilitiesNoncurrent	56
Defined Benefit Plan, Service Cost	us-gaap_DefinedBenefitPlanServiceCost	0
Defined Benefit Plan, Service Cost	us-gaap_DefinedBenefitPlanServiceCost	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossPensionAndOtherPostretirementBenefitPlansAdjustmentNetOfTax	(4)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossPensionAndOtherPostretirementBenefitPlansAdjustmentNetOfTax	7
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	us-gaap_DefinedBenefitPlanAmountsRecognizedInOtherComprehensiveIncomeLossNetGainLossBeforeTax	4
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	us-gaap_DefinedBenefitPlanAmountsRecognizedInOtherComprehensiveIncomeLossNetGainLossBeforeTax	(7)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	us-gaap_DefinedBenefitPlanAmountsRecognizedInBalanceSheet	(61)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	us-gaap_DefinedBenefitPlanAmountsRecognizedInBalanceSheet	(65)
Defined Benefit Plan, Benefits Paid	us-gaap_DefinedBenefitPlanBenefitsPaid	16
Defined Benefit Plan, Benefits Paid	us-gaap_DefinedBenefitPlanBenefitsPaid	9
Defined Benefit Plan, Funded Status of Plan	us-gaap_DefinedBenefitPlanFundedStatusOfPlan	(61)
Defined Benefit Plan, Funded Status of Plan	us-gaap_DefinedBenefitPlanFundedStatusOfPlan	(65)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	us-gaap_DefinedBenefitPlanAssetsForPlanBenefitsNoncurrent	0
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	us-gaap_DefinedBenefitPlanAssetsForPlanBenefitsNoncurrent	0
Defined Benefit Plan, Actuarial Gain (Loss)	us-gaap_DefinedBenefitPlanActuarialGainLoss	(3)
Defined Benefit Plan, Actuarial Gain (Loss)	us-gaap_DefinedBenefitPlanActuarialGainLoss	10
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	us-gaap_DefinedBenefitPlanRecognizedNetGainLossDueToSettlements1	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	us-gaap_DefinedBenefitPlanRecognizedNetGainLossDueToSettlements1	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	us-gaap_OtherComprehensiveIncomeDefinedBenefitPlanNetPriorServiceCostCreditArisingDuringPeriodBeforeTax	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	us-gaap_OtherComprehensiveIncomeDefinedBenefitPlanNetPriorServiceCostCreditArisingDuringPeriodBeforeTax	0
Defined Benefit Plan, Benefit Obligation	us-gaap_DefinedBenefitPlanBenefitObligation	78
Defined Benefit Plan, Benefit Obligation	us-gaap_DefinedBenefitPlanBenefitObligation	61
Defined Benefit Plan, Benefit Obligation	us-gaap_DefinedBenefitPlanBenefitObligation	65
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	us-gaap_PensionAndOtherPostretirementDefinedBenefitPlansCurrentLiabilities	9
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	us-gaap_PensionAndOtherPostretirementDefinedBenefitPlansCurrentLiabilities	9
Pension Plan [Member] | Unfunded Plans [Member] | Change in Plan Assets [Member]
Change in Plan Assets, Dispositions	ete_ChangeinPlanAssetsDispositions	0
Change in Plan Assets, Dispositions	ete_ChangeinPlanAssetsDispositions	0
Defined Benefit Plan, Fair Value of Plan Assets	us-gaap_DefinedBenefitPlanFairValueOfPlanAssets	0
Defined Benefit Plan, Fair Value of Plan Assets	us-gaap_DefinedBenefitPlanFairValueOfPlanAssets	0
Defined Benefit Plan, Fair Value of Plan Assets	us-gaap_DefinedBenefitPlanFairValueOfPlanAssets	0
Defined Benefit Plan, Contributions by Employer	us-gaap_DefinedBenefitPlanContributionsByEmployer	0
Defined Benefit Plan, Contributions by Employer	us-gaap_DefinedBenefitPlanContributionsByEmployer	0
Defined Benefit Plan, Actual Return on Plan Assets	us-gaap_DefinedBenefitPlanActualReturnOnPlanAssets	0
Defined Benefit Plan, Actual Return on Plan Assets	us-gaap_DefinedBenefitPlanActualReturnOnPlanAssets	0
Defined Benefit Plan, Benefits Paid	us-gaap_DefinedBenefitPlanBenefitsPaid	0
Defined Benefit Plan, Benefits Paid	us-gaap_DefinedBenefitPlanBenefitsPaid	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	us-gaap_DefinedBenefitPlanRecognizedNetGainLossDueToSettlements1	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	us-gaap_DefinedBenefitPlanRecognizedNetGainLossDueToSettlements1	$ 0
Cash [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Target Allocation Percentage, Cash Maximum	ete_DefinedBenefitPlanTargetAllocationPercentageCashMaximum	10.00%
Equity [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	us-gaap_DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum	35.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	us-gaap_DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum	25.00%
Fixed Income Investments [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	us-gaap_DefinedBenefitPlanTargetPlanAssetAllocationsRangeMaximum	75.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	us-gaap_DefinedBenefitPlanTargetPlanAssetAllocationsRangeMinimum	65.00%